RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2021
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY RELATIONSHIPS
The following tables include principal investments which, in aggregate, significantly impact the results or assets of the Company:

Investments in subsidiaries consolidated in the Company’s financial statements:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2021	2020
CAE Academia de Aviacion (Espana) S.L.	Spain	100.0%	100.0%
CAE (US) Inc.	USA	100.0%	100.0%
CAE Aircrew Training Services plc	UK	76.5%	76.5%
CAE Australia Pty Ltd.	Australia	100.0%	100.0%
CAE Aviation Services Pte Ltd.	Singapore	100.0%	100.0%
CAE Aviation Training B.V.	Netherlands	100.0%	100.0%
CAE Aviation Training Peru S.A.	Peru	100.0%	100.0%
CAE Bangkok Co., Ltd.	Thailand	100.0%	—%
CAE Brunei Multi Purpose Training Centre Sdn Bhd	Brunei	60.0%	60.0%
CAE Center Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Center Brussels N.V.	Belgium	100.0%	100.0%
CAE Centre Copenhagen A/S	Denmark	100.0%	100.0%
CAE Centre Hong Kong Limited	China	100.0%	100.0%
CAE Centre Oslo AS	Norway	100.0%	100.0%
CAE Centre Stockholm AB	Sweden	100.0%	100.0%
CAE CFT B.V.	Netherlands	100.0%	100.0%
CAE Civil Aviation Training Solutions, Inc.	USA	100.0%	100.0%
CAE Colombia Flight Training S.A.S.	Colombia	100.0%	100.0%
CAE Crewing Services Limited	Ireland	100.0%	100.0%
CAE El Salvador Flight Training S.A. de C.V.	El Salvador	99.5%	99.5%
CAE Engineering Korlatolt Felelossegu Tarsasag	Hungary	100.0%	100.0%
CAE Entrenamiento de Vuelo Chile Limitada	Chile	100.0%	100.0%
CAE Flight & Simulator Services Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Flight Training (India) Private Limited	India	100.0%	100.0%
CAE Flight Training Center Mexico, S.A. de C.V.	Mexico	100.0%	100.0%
CAE GAH Aviation Technology Services Co Ltd.	China	80.0%	80.0%
CAE Global Academy Évora, SA	Portugal	100.0%	100.0%
CAE GmbH	Germany	100.0%	100.0%
CAE Healthcare Canada Inc.	Canada	100.0%	100.0%
CAE Healthcare, Inc.	USA	100.0%	100.0%
CAE India Private Limited	India	100.0%	100.0%
CAE Integrated Enterprise Solutions Australia Pty Ltd.	Australia	100.0%	100.0%
CAE International Holdings Limited	Canada	100.0%	100.0%
CAE Investments SARL	Luxembourg	100.0%	100.0%
CAE Kuala Lumpur Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Luxembourg Acquisition, S.à r.l.	Luxembourg	100.0%	100.0%
CAE Maritime Middle East L.L.C.	UAE	49.0%	49.0%
CAE Middle East L.L.C.	UAE	49.0%	49.0%
CAE Military Aviation Training Inc.	Canada	100.0%	100.0%
CAE New Zealand Pty Limited	New Zealand	100.0%	100.0%
CAE North East Training Inc.	USA	100.0%	100.0%
CAE Oslo - Aviation Academy AS	Norway	100.0%	100.0%
CAE Oxford Aviation Academy Phoenix Inc.	USA	100.0%	100.0%
CAE Services Italia S.r.l.	Italy	100.0%	100.0%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.	Spain	100.0%	100.0%
CAE Shanghai Company, Limited	China	100.0%	100.0%
CAE SimuFlite Inc.	USA	100.0%	100.0%
CAE Simulation Technologies Private Limited	India	100.0%	100.0%
CAE Simulator Services Inc.	Canada	100.0%	100.0%
Investments in subsidiaries consolidated in the Company’s financial statements (continued):

		% equity	% equity
		interest	interest
Name	Country of incorporation	2021	2020
CAE South America Flight Training do Brasil Ltda.	Brazil	100.0%	100.0%
CAE STS Limited	UK	100.0%	100.0%
CAE Training & Services Netherlands B.V.	Netherlands	100.0%	—%
CAE Training & Services Brussels N.V.	Belgium	100.0%	100.0%
CAE Training & Services UK Ltd.	UK	100.0%	100.0%
CAE Training Norway AS	Norway	100.0%	100.0%
CAE TSP Inc.	Canada	100.0%	—%
CAE USA Inc.	USA	100.0%	100.0%
CAE USA Mission Solutions Inc.	USA	100.0%	100.0%
CAE Vietnam Limited Liability Company	Vietnam	100.0%	100.0%
Flight Training Device (Mauritius) Ltd.	Mauritius	100.0%	100.0%
Logitude OY	Finland	100.0%	100.0%
Merlot Aero Limited	New Zealand	100.0%	—%
Oxford Aviation Academy (Oxford) Limited	UK	100.0%	100.0%
Parc Aviation Engineering Services Ltd.	Ireland	100.0%	100.0%
Parc Aviation Limited	Ireland	100.0%	100.0%
Parc Aviation (UK) Ltd.	UK	100.0%	100.0%
Parc Interim Ltd.	Ireland	100.0%	100.0%
Pelesys Aviation Maintenance Training Inc.	Canada	100.0%	100.0%
Pelesys Learning Systems Inc.	Canada	100.0%	100.0%
Presagis Canada Inc.	Canada	100.0%	100.0%
Presagis Europe (S.A.S)	France	100.0%	100.0%
Presagis USA Inc.	USA	100.0%	100.0%
Servicios de Instrucción de Vuelo, S.L.	Spain	80.0%	80.0%
SIV Ops Training, S.L.	Spain	80.0%	80.0%

Investments in joint ventures accounted for under the equity method:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2021	2020
Aviation Training Northeast Asia B.V.	Netherlands	50.0%	50.0%
CAE Flight and Simulator Services Korea, Ltd.	Korea	50.0%	50.0%
CAE-LIDER Training do Brasil Ltda.	Brazil	50.0%	50.0%
CAE Melbourne Flight Training Pty Ltd.	Australia	50.0%	50.0%
CAE Middle East Pilot Services LLC	United Arab Emirates	49.0%	49.0%
CAE Simulation Training Private Limited	India	50.0%	50.0%
Embraer CAE Training Services LLC	United States	49.0%	49.0%
Emirates-CAE Flight Training LLC	UAE	49.0%	49.0%
Flight Training Alliance GmbH	Germany	50.0%	50.0%
HATSOFF Helicopter Training Private Limited	India	50.0%	50.0%
Helicopter Training Media International GmbH	Germany	50.0%	50.0%
HFTS Helicopter Flight Training Services GmbH	Germany	25.0%	25.0%
JAL CAE Flight Training Co. Ltd.	Japan	50.0%	50.0%
Leonardo CAE Advanced Jet Training S.r.l.	Italy	50.0%	—%
National Flying Training Institute Private Limited	India	51.0%	51.0%
Pegasus Ucus Egitim Merkezi A.S.	Turkey	49.9%	49.9%
Philippine Academy for Aviation Training, Inc.	Philippines	40.0%	40.0%
Rotorsim s.r.l.	Italy	50.0%	50.0%
Rotorsim USA LLC	United States	50.0%	50.0%
SIMCOM Holdings, Inc.	United States	50.0%	50.0%
Singapore CAE Flight Training Pte Ltd.	Singapore	50.0%	50.0%
TRU Flight Training Iceland ehf	Iceland	33.3%	—%
Xebec Government Services, LLC	United States	49.0%	49.0%
When the Company’s share of losses in a joint venture equals or exceeds its interests in the joint ventures, the Company does not recognize further losses, unless it will incur obligations or make payments on behalf of the joint ventures. During the year ended March 31, 2021, the Company's unrecognized share of profit in joint ventures was $2.2 million (2020 - losses of $3.3 million). As at March 31, 2021, the cumulative unrecognized share of losses for these joint ventures was $13.8 million (2020 – $16.0 million) and the cumulative unrecognized share of comprehensive loss of these joint ventures was $13.1 million (2020 – $16.1 million).

Joint venture with Leonardo
On March 29, 2021, the Company acquired a 50% equity interest in Leonardo CAE Advanced Jet Training Srl for cash consideration of $18.7 million. This joint venture will support the operations of the International Flight Training School (IFTS) in Italy, delivering a comprehensive lead-in to fighter training to the Italian Air Force and foreign customers. The joint venture will provide training support services, including full maintenance and operation of the M-346 aircraft and its ground-based training system, as well as operation of IFTS base facilities.

Partnership with Directional Aviation Capital
On November 4, 2019, the Company concluded a strategic partnership with Directional Aviation Capital (DAC) including a 15-year exclusive business aviation training services agreement with DAC affiliates and the acquisition of a 50% equity interest in SIMCOM Holdings, Inc. for cash consideration of $113.5 million (US$86.3 million). The Company obtained joint control over SIMCOM, therefore the joint venture is accounted for using the equity method. SIMCOM operates simulators and training devices representative of a wide range of jet, turboprop and piston powered aircraft and is headquartered in Orlando, Florida.

Over the course of the 15-year business aviation training services agreement, DAC's affiliated business aircraft operators, which include Flexjet, Flight Options, Flairjet, Sirio, Nextant Aerospace and Corporate Wings, will train exclusively with SIMCOM and CAE.
RELATED PARTY TRANSACTIONS
The Company’s outstanding balances with its equity accounted investees are as follows:

	2021	2020
Accounts receivable (Note 12)	$33.3	$51.2
Contract assets	14.3	38.5
Other non-current assets	26.4	25.6
Accounts payable and accrued liabilities (Note 19)	5.8	5.7
Contract liabilities	22.0	28.8
Other non-current liabilities	1.5	1.7

The Company’s transactions with its equity accounted investees are as follows:

	2021	2020
Revenue	$129.2	$166.0
Purchases	2.8	2.5
Other income	1.4	1.5

Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include certain executive officers. The compensation of key management for employee services are as follows:

	2021	2020
Salaries and other short-term employee benefits	$6.5	$6.5
Post-employment benefits – defined benefit plans	1.6	2.5
Share-based payments expense	24.8	(8.8)
	$32.9	$0.2